Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 30, 2011
BNY Mellon Asset Allocation Fund (Prospectus Summary): | BNY Mellon Asset Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BNY Mellon Asset Allocation Fund
Supplement Text	ck0001111565_SupplementTextBlock

BNY MELLON FUNDS TRUST

BNY Mellon Asset Allocation Fund

Supplement to Prospectus
dated December 30, 2011

The following information supplements information contained in the prospectus relating to BNY Mellon Asset Allocation Fund.

Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Trust's board has approved two underlying funds, BNY Mellon Income Stock Fund and Dreyfus Appreciation Fund, Inc., as additional investment options for the fund to gain investment exposure to the Large Cap Equities, and an underlying fund, International Stock Fund (Dreyfus), as an additional investment option for the fund to gain investment exposure to the Developed International and Global Equities asset classes, respectively.  The addition of the underlying funds, which are described below, is effective March 19, 2012.

BNY Mellon Asset Allocation Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPBLX
BNY Mellon Asset Allocation Fund | Investor Shares
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Trading Symbol	dei_TradingSymbol	MIBLX